Form N-1A Supplement	Mar. 01, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Funds, Inc.
Supplement dated June 15, 2026
to the Prospectus and Statement of Additional Information
both dated March 1, 2026
(as previously supplemented)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR LARGECAP GROWTH FUND I
Effective June 26, 2026, under Principal Investment Strategies, delete the second paragraph and replace with the following:
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell Top 200® Growth Index.
On or about June 30, 2026, delete T. Rowe Price Associates, Inc. from the Sub-Advisors section and add the following in alphabetical order:
Fred Alger Management, LLC

SUMMARY FOR LARGECAP VALUE FUND III
Effective June 26, 2026, under Principal Investment Strategies, delete the second paragraph and replace with the following:
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell Top 200® Value Index.
On or about June 30, 2026, delete Westwood Management Corp. from the Sub-Advisors section and add the following in alphabetical order:
Federated MDTA LLC
Hotchkis and Wiley Capital Management, LLC

SUMMARY FOR SHORT-TERM INCOME FUND
Effective June 30, 2026, under Investment Advisor and Portfolio Managers, add the following in alphabetical order:
•Zach Gassmann (since 2026), Portfolio Manager

SUMMARY FOR TAX-EXEMPT BOND FUND
Under Principal Investment Strategies, add the following to the end of the second paragraph:
Up to 20% of the Fund’s assets may be invested in municipal obligations that generate interest income subject to federal alternative minimum tax (“AMT”). Municipal obligations subject to AMT will not be deemed as eligible tax-exempt bonds for the purposes of determining whether the Fund meets its 80% policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
In the Principal Risks section, add the following to the alphabetical list of risks:
Alternative Minimum Tax Risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.

MANAGEMENT OF THE FUNDS
On or about June 30, 2026, under The Sub-Advisors section, delete all references to T. Rowe Price Associates, Inc., Westwood Management Corp., and Hotchkis and Wiley Capital Management, LLC and add the following to the alphabetical list of sub-advisors:

Sub-Advisor:	Federated MDTA LLC (“Federated”), 125 High Street, Oliver Street Tower, 21st Floor, Boston, MA 02110, was founded in 1997 and is an investment advisory firm registered with the SEC.

Fund(s):	a portion of LargeCap Value III

Sub-Advisor:
Fred Alger Management, LLC (“Alger”), 100 Pearl Street, 27th Floor, New York, NY 10004, was founded in 1964 and is an SEC registered investment advisory firm that specializes in growth equity investment strategies.

Fund(s):	a portion of LargeCap Growth I

Sub-Advisor:
Hotchkis and Wiley Capital Management, LLC, 601 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017, is an investment advisory firm founded in 1980 that manages value portfolios for institutional and individual investors.

Fund(s):	a portion of LargeCap Value III and SmallCap Value II

REDEMPTION OF FUND SHARES
Delete the fifth paragraph and replace with the following:
The agreement for the above-mentioned line of credit is with State Street Bank and Trust Company.